STATEMENT OF OPERATIONS - USD ($)	2 Months Ended	3 Months Ended					8 Months Ended	9 Months Ended	11 Months Ended
	Mar. 31, 2021	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
General and administrative expenses		$ 876,343			$ 284,686		$ 286,255	$ 3,677,205	$ 951,461
General and administrative expenses - related party		30,000			20,000		20,000	90,000	50,000
Capital base tax expense		75,797						183,578	198,129
Franchise tax expense		50,411			134,845		134,845	149,639	188,237
Loss from operations		(1,032,551)			(439,531)		(441,100)	(4,100,422)	(1,387,827)
Other income (expenses):
Change in fair value of derivative warrant liabilities		1,426,720			1,382,900		1,382,900	4,066,720	1,905,000
Offering costs allocated to derivative warrant liabilities					(476,450)		(476,450)		(476,450)
Income from investments held in trust account		733,042			2,178		2,178	972,453	6,015
Income (loss) before income tax expense		1,298,911			469,097		467,528	1,110,451
Income tax expense		54,366						54,366	0
Net income (loss)	$ (1,126)	$ 1,244,545	$ 3,354,262	$ (3,542,722)	$ 469,097	$ (443)	$ 467,528	$ 1,056,085	$ 46,738
Class A Common stock
Other income (expenses):
Weighted average shares outstanding, basic		15,000,000			9,130,435		3,428,571	15,000,000	4,690,909
Weighted average shares outstanding, diluted		15,000,000			9,130,435		3,428,571	15,000,000	4,690,909
Basic net income per share		$ 0.07			$ 0.04		$ 0.07	$ 0.06	$ 0.01
Diluted net income per share		$ 0.07			$ 0.04		$ 0.07	$ 0.06	$ 0.01
Class B Common Stock
Other income (expenses):
Weighted average shares outstanding, basic		3,750,000			3,750,000		3,750,000	3,750,000	3,750,000
Weighted average shares outstanding, diluted		3,750,000			3,750,000		3,750,000	3,750,000	3,750,000
Basic net income per share		$ 0.07			$ 0.04		$ 0.07	$ 0.06	$ 0.01
Diluted net income per share		$ 0.07			$ 0.04		$ 0.07	$ 0.06	$ 0.01